Shareholder Report, Average Annual Return (Details) 74300184200_Putnam VT Global Asset Allocation Fund_Class IA_TSR Annual {Class IA}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		14.69%	8.67%	8.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	14.29%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[1]	14.67%	7.63%	9.14%

[1]
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.